PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]

Note 6 – Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	February 28, 2021	May 31, 2020
Deposits	$2,253	$2,315
Prepaid expenses	390,788	231,777
Total	$393,041	$234,092

NOTE 7 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following at May 31, 2020 and 2019:

	May 31,	May 31,
	2020	2019
Deposits	$2,315	211,493
Prepaid expenses	231,777	178,920
Total	$234,092	$390,413

Deposits consist of amounts paid in advance for the acquisition of property and equipment. Prepaid expenses consist primarily of annual license fees charged by the State of Nevada; these fees are paid in advance, and amortized over the one year term of the licenses.

During the year ended May 31, 2020, the Company applied deposits in the amount of $281,966 to the acquisition of fixed assets.